AQR MS Fusion HV Fund Expense Example - AQR MS Fusion HV Fund	Dec. 31, 2025 USD ($)
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 853
Expense Example, with Redemption, 3 Years	2,616
Expense Example, with Redemption, 5 Years	4,222
Expense Example, with Redemption, 10 Years	7,633
N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	876
Expense Example, with Redemption, 3 Years	2,680
Expense Example, with Redemption, 5 Years	4,312
Expense Example, with Redemption, 10 Years	7,747
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	839
Expense Example, with Redemption, 3 Years	2,592
Expense Example, with Redemption, 5 Years	4,190
Expense Example, with Redemption, 10 Years	$ 7,596